Share Based Payment - Additional Information (Detail)		12 Months Ended
	Jan. 31, 2017 shares yr	Mar. 31, 2018 USD ($) shares mo yr	Mar. 31, 2017 USD ($) shares yr	Mar. 31, 2016 USD ($) shares yr	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 shares	Mar. 31, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years		3.25	1.25	2.25
Share based payment expense		$ 44,716,000	$ 26,795,000	$ 13,685,000
Number of RSUs granted with have graded vesting over 2 years and exercisable within a period of 6 months from the date of vesting | shares				8,400
Number of RSUs granted with expiry of 12 months from the grant date and exercisable within a period of 6 months from the date of vesting | shares					3,600
Number of RSUs granted with expiry of 24 months from the grant date and exercisable within a period of 6 months from the date of vesting | shares						4,800
Share based payment expense for options recognized under personnel expenses		27,714,000	14,892,000	$ 7,688,000
Legal and professional		$ 7,894,000	$ 11,395,000	$ 3,707,000
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		5.2	6.2	4.5
Number of RSUs granted with 10% on the expiry of 12 months from the grant date | shares		690,757
Number of RSUs granted with 20% on the expiry of 24 months from the grant date | shares			3,348,389
Number of RSUs granted with 30% on the expiry of 36 months from the grant date | shares				936,658
Vesting conditions		Refer notes	Refer notes	Refer notes
RSU excercised during the year | shares		(1,065,521)	(827,016)	(232,771)
RSU granted during the year | shares		690,757	4,481,294	947,516
RSUs outstanding exercise price per share		$ 0.0005	$ 0.0005	$ 0.0005	$ 0.0005
Share based payment expense for options recognized under personnel expenses		44,730,000	26,620,000	13,685,000
Legal and professional		$ 144,000	$ 0	$ 0
Restricted Stock Units [Member] | ibibo Group [Mmeber]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU granted during the year | shares	1,129,905
Exercised period | yr	10
Later than one year [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		10.00%	10.00%	10.00%
RSUs expiry		expiry of 12 months from the grant date	expiry of 12 months from the grant date	expiry of 12 months from the grant date
1-2 years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		20.00%	20.00%	20.00%
RSUs expiry		expiry of 24 months from the grant date	expiry of 24 months from the grant date	expiry of 24 months from the grant date
Later than two years and not later than three years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		30.00%	30.00%	30.00%
RSUs expiry		expiry of 36 months from the grant date	expiry of 36 months from the grant date	expiry of 36 months from the grant date
Later than three years and not later than four years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Graded percentage		40.00%	40.00%	40.00%
RSUs expiry		expiry of 48 months from the grant date	expiry of 48 months from the grant date	expiry of 48 months from the grant date
Vesting Period Of Four Years [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting conditions		vesting over 4 years	vesting over 4 years	vesting over 4 years
Fully Vested [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
RSU excercised during the year | shares		0	(3,000)	(2,458)
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding		$ 0.742	$ 0.4875	$ 0.4875
Bottom of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		4	4	4
Grant date fair value of RSUs		$ 28.75	$ 14.86	$ 13.75
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding		$ 1.9765	$ 1.9765	$ 5.057
Top of range [Member] | Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average contractual life in years | yr		8	10	8
Grant date fair value of RSUs		$ 33.55	$ 32.70	$ 21.96
MakeMyTrip.com Equity Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares		0	0	0			2,703,810
Exercise price per share of options outstanding		$ 1.28	$ 1.14	$ 1.45	$ 1.47
Share based payment expense		$ 0	$ 0	$ 0
Bona Vita Employees Stock Option Plan 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted | shares		11,789	25,032
Exercise price per share of options outstanding		$ 0.0154	$ 0.0154
Share based payment expense		$ (14,000)	$ 175,000
Expected term | yr		10	10
Bona Vita Employees Stock Option Plan 2016 [Member] | Vesting Period Of Four Years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price per share of options outstanding		$ 0.0154	$ 0.0154
Weighted average contractual life in years | yr		10.4	11.1
Vesting conditions		ESOPs have graded vesting over 4 years from the grant date with first vesting date after one year from the grant date. The contractual life of the ESOPs granted under this plan is 10 years from the vesting date.
Vesting period | yr		4
Expected term | yr		10
Bona Vita Employees Stock Option Plan 2016 [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs		$ 14.64	$ 14.68
Bona Vita Employees Stock Option Plan 2016 [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant date fair value of RSUs		$ 29.19